Long-Term Debt (Details)			6 Months Ended	12 Months Ended
	Apr. 01, 2021 USD ($)	Apr. 29, 2016 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2016 USD ($)
Tax Exempt Industrial Revenue Bonds Amount Sold to Bank						$ 3,415,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			1.80%
Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,050,000	$ 2,050,000
Long-term Line of Credit, Total			$ 0	$ 0	$ 0
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				1.80%
Loan [Member]
Debt Instrument, Periodic Payment, Total		$ 18,000
Debt Instrument, Interest Rate, Stated Percentage		2.60%
Debt Issuance Costs, Gross		$ 139,000
Debt Instrument, Interest Rate, Effective Percentage			3.23%	3.23%
Repayments of Debt	$ 2,700,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total	6,100
Write off of Deferred Debt Issuance Cost	$ 82,000
Loan [Member] | Building [Member]
Area of Real Estate Property (Square Foot) | ft²		27,300
Duluth Economic Development Authority [Member]
Tax Exempt Industrial Revenue Bonds Amount Sold to Bank						$ 3,415,000